Unrecognized contractual commitments (excluding Orange Bank) - Public initiative networks commitments (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Unrecognized contractual commitments [abstract]
Public-private service concession commitments, intangible assets	€ 1,448
Public-private service concession commitments, expenses	2,420
Public-private service concession commitments, financial receivables	555
Public-private service concession commitments, financial debt securities	€ 2,043